Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 83,591	$ 341,303	$ 423,211
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods:
Gains (losses) on cash flow hedges (net of $30,145 tax expense in 2024 and $18,344 tax benefit in 2023)	86,698	(52,755)	(24,098)
Reclassification adjustments on cash flow hedges (net of $29,102 tax benefit in 2024 and $17,183 tax expense in 2023)	(83,696)	49,417	21,940
Cash flow hedges (net of $1,043 tax expense in 2024 and $1,161 tax benefit in 2023)	3,002	(3,338)	(2,158)
Net investment hedge	24,552	(18,396)	(14,724)
(Loss) gain on pension (net of $227 tax benefit in 2024, $72 and $528 tax expense in 2023 and 2022, respectively)	(530)	167	1,233
Foreign currency translation adjustments (net of $854 tax benefit in 2022)	(67,733)	(8,172)	(61,772)
Other comprehensive loss	(40,709)	(29,739)	(77,421)
Comprehensive income	$ 42,882	$ 311,564	$ 345,790